UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21465

ING Clarion Global Real Estate Income Fund

(Exact name of registrant as specified in charter)

201 King of Prussia Road, Radnor, PA 19087

(Address of principal executive offices)	(Zip code)
T. Ritson Ferguson, President and Chief Executive Officer
ING Clarion Global Real Estate Income Fund
201 King of Prussia Road
Radnor, PA 19087

(Name and address of agent for service)

Registrant’s telephone number, including area code:	1-888-711-4272

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2011

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
Attached hereto.

ING Clarion Global Real Estate Income Fund
Portfolio of Investments/ March 31, 2011 (unaudited)

		Market
Shares		Value ($)

	Real Estate Securities* - (106.9%)
	Common Stock - 85.5%
	Australia - 12.6%
5,453,037	CFS Retail Property Trust	$10,376,232
2,776,835	Charter Hall Retail Real Estate Investment Trust	8,959,589
38,529,000	Dexus Property Group	33,868,040
7,053,616	Goodman Group	4,996,729
3,536,700	GPT Group	11,484,479
4,102,827	Westfield Group	39,629,034
8,119,662	Westfield Retail Trust	21,999,998

		131,314,101

	Canada - 11.5%
200,100	Calloway Real Estate Investment Trust	5,307,201
500,000	Crombie Real Estate Investment Trust(a)	6,625,546
884,800	H&R Real Estate Investment Trust	20,010,897
2,082,900	InnVest Real Estate Investment Trust	14,838,856
440,000	InnVest Real Estate Investment Trust(a)	3,134,618
700,000	Primaris Retail Real Estate Investment Trust(a)	15,327,679
2,078,800	RioCan Real Estate Investment Trust	54,408,891

		119,653,688

	France - 5.4%
65,700	Altarea	13,565,673
351,122	Societe de la Tour Eiffel	32,388,019
49,220	Unibail-Rodamco SE	10,676,282

		56,629,974

	Hong Kong - 2.7%
8,913,000	Link REIT (The)	27,902,542

	Japan - 2.1%
620	Frontier Real Estate Investment Corp.	5,520,753
10,652	Japan Retail Fund Investment Corp.	16,733,716

		22,254,469

	Netherlands - 4.4%
116,780	Corio NV	8,180,062
357,401	Eurocommercial Properties NV	17,731,283
277,161	VastNed Retail NV	20,314,935

		46,226,280

	New Zealand - 0.6%
9,050,000	Goodman Property Trust	6,419,683

See previously submitted notes to financial statements for the annual period ended December 31, 2010.

	Singapore - 4.9%
6,735,000	Ascendas Real Estate Investment Trust	$10,899,960
16,748,000	CapitaMall Trust	24,979,167
6,761,600	Global Logistic Properties Ltd. (b)	10,031,092
4,757,000	Suntec Real Estate Investment Trust	5,811,805

		51,722,024

	United Kingdom - 4.2%
1,939,300	Land Securities Group Plc	22,801,580
4,045,110	Segro Plc	20,846,403

		43,647,983

	United States - 37.1%
997,100	Annaly Capital Management, Inc.	17,399,395
795,353	Brandywine Realty Trust	9,655,585
826,200	Camden Property Trust	46,944,684
668,632	CBL & Associates Properties, Inc.	11,647,570
4,855,300	Chimera Investment Corp.	19,226,988
1,472,700	Extra Space Storage, Inc.	30,499,617
327,769	General Growth Properties, Inc.	5,073,864
1,533,200	Liberty Property Trust	50,442,280
1,183,685	Macerich Co. (The)	58,627,918
100,000	Nationwide Health Properties, Inc.	4,253,000
1,847,070	OMEGA Healthcare Investors, Inc.	41,263,544
1,601,100	ProLogis	25,585,578
100,000	Regency Centers Corp.	4,348,000
194,219	Simon Property Group, Inc.	20,812,508
1,211,534	UDR, Inc.	29,525,084
712,120	Verde Realty (b)(c)	11,749,980

		387,055,595

	Total Common Stock (cost $756,875,312)	892,826,339

	Preferred Stock - 21.4%
	United States - 21.4%
450,000	Alexandria Real Estate Equities, Inc., Series C	11,475,000
80,500	Apartment Investment & Management Co., Series U	2,010,085
480,000	Apartment Investment & Management Co., Series V	12,076,800
150,000	Apartment Investment & Management Co., Series Y	3,757,500
480,000	BioMed Realty Trust, Inc., Series A	12,259,200
51,000	CBL & Associates Properties, Inc., Series C	1,269,900
100,000	CBL & Associates Properties, Inc., Series D	2,431,000
See previously submitted notes to financial statements for the annual period ended December 31, 2010.

272,700	Cedar Shopping Centers, Inc., Series A	$6,831,135
171,300	Corporate Office Properties Trust SBI MD, Series J	4,285,926
200,800	Duke Realty Corp., Series M	4,941,688
121,700	Eagle Hospitality Properties Trust, Inc., Series A (b)	342,281
400,000	Entertainment Properties Trust, Series D	9,576,000
20,000	Glimcher Realty Trust, Series F	512,000
645,700	Glimcher Realty Trust, Series G	16,103,758
520,000	Health Care REIT, Inc., Series F	13,275,600
150,000	iStar Financial, Inc., Series F	3,112,500
765,000	iStar Financial, Inc., Series I	15,529,500
200,000	LaSalle Hotel Properties, Series D	4,864,000
600,000	LaSalle Hotel Properties, Series E	15,131,280
520,000	LaSalle Hotel Properties, Series G	12,376,000
180,000	LTC Properties, Inc., Series F	4,521,600
169,900	National Retail Properties, Inc., Series C	4,289,975
268,000	Pebblebrook Hotel Trust, Series A	6,697,320
320,000	PS Business Parks, Inc., Series O	8,048,000
129,000	Public Storage, Series I	3,266,280
400,000	Public Storage, Series K	10,204,000
442,500	SL Green Realty Corp., Series C	11,089,050
200,000	SL Green Realty Corp., Series D	5,044,000
120,000	Strategic Hotels & Resorts, Inc., Series B (b)	3,204,000
90,900	Strategic Hotels & Resorts, Inc., Series C (b)	2,429,757
142,600	Taubman Centers, Inc., Series G	3,606,354
373,500	Taubman Centers, Inc., Series H	9,378,585

	Total Preferred Stock (cost $224,515,805)	223,940,074

	Total Investments - 106.9% (cost $981,391,117)	1,116,766,413
	Liabilities in Excess of Other Assets — (6.9)%	(72,058,597)

	Net Assets - 100.0%	$1,044,707,816

(a)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At March 31, 2011, the securities amounted to $25,087,843 or 2.4% of net assets.

(b)	Non-income producing security.

(c)	Fair valued pursuant to guidelines approved by the board.

*	Includes U.S. Real Estate Investment Trusts (“REIT”) and Real Estate Operating Companies (“REOC”) as well as entities similarly formed under the laws of non-U.S. Countries.
See previously submitted notes to financial statements for the annual period ended December 31, 2010.

GAAP provides guidance on fair value measurements. In accordance with the standard, fair value is defined as the price that the Trust would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Trust’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:
Level 1 —	unadjusted quoted prices in active markets for identical investments

Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)
For Level 1 inputs, the Trust uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.
The Trust’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.
For Level 3 valuation techniques, the Trust uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of March 31, 2011 in valuing the Trust’s investments carried at fair value:

	Level 1	Level 2	Level 3

Investments in Real Estate Securities
Common Stocks*	$870,176,399	$10,899,960	$11,749,980
Preferred Stocks*	208,466,513	15,473,561	—

Total	$1,078,642,912	$26,373,521	$11,749,980

*	Please refer to Portfolio of Investments for the regional classifications of these holdings.
The primary third party pricing vendor for the Trust’s listed preferred stock investments is FT Interactive Data (“IDC”). When available, the Trust will obtain a closing exchange price to value the preferred stock investments
See previously submitted notes to financial statements for the annual period ended December 31, 2010.

and, in such instances, the investment will be classified as Level 1 since an unadjusted quoted price was utilized. When a closing price is not available for the listed preferred stock investments, IDC will produce an evaluated mean price (midpoint between the bid and the ask evaluation) and such investments will be classified as Level 2 since other observable inputs were used in the valuation. Factors used in the IDC evaluation include trading activity, the presence of a two-sided market, and other relevant market data.
It is the Trust’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period. The fair value of Level 2 and Level 1 investments at December 31, 2010 was $41,153,699 and $1,021,044,336, respectively. $36,740,847 was transferred out of Level 2 into Level 1 and $25,822,830 was transferred out of Level 1 into Level 2 during the period ended March 31, 2011 as a result of obtaining quoted exchange closing prices from the Trust’s third party pricing vendor.
The Trust has one investment in a private equity security which is classified as Level 3 because no market quotations are readily available. In determining the fair value of this investment, the following factors may be evaluated: balance sheet, income statement, the portfolio of real estate investments held, economic factors and conditions in which the company operates, and comparable public company valuations and trading prices.
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stocks
Balance as of December 31, 2010	$11,749,980
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of March 31, 2011	$11,749,980

See previously submitted notes to financial statements for the annual period ended December 31, 2010.

Item 2. Controls and Procedures.
(a)	The Trust’s principal executive officer and principal financial officer have evaluated the Trust’s disclosure controls and procedures within 90 days of this filing and have concluded that the Trust’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	The Trust’s principal executive officer and principal financial officer are aware of no changes in the Trust’s internal control over financial reporting that occurred during the Trust’s most recent quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
Item 3. Exhibits.
     Certification of chief executive officer and chief financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ING Clarion Global Real Estate Income Fund

By:	/s/ T. Ritson Ferguson

T. Ritson Ferguson
President and Chief Executive Officer

Date:	May 25, 2011

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ T. Ritson Ferguson

T. Ritson Ferguson
President and Chief Executive Officer

Date:	May 25, 2011

By:	/s/ Jonathan A. Blome

Jonathan A. Blome
Chief Financial Officer

Date:	May 25, 2011